Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Schedule of fair value measurements recurring and nonrecurring

For each period, derivative financial instrument assets and liabilities measured at fair value on a recurring basis are included in the financial statements as per the table below.

		September 30,	September 24,
	Level	2017	2016
Earnout liability (see Note 13)	3	$16,728	$—
Derivative liability (see Note 14)	2	$964	$—
Long term receivable (included in other assets)	2	$3,235	$—
Foreign exchange contract liability (included in other current liabilities)	2	$74	$12